DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Deferred Revenues) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred revenues:
Deferred product revenues	$ 1,799	$ 1,515
Deferred maintenance and professional services revenues	71,427	59,176
Total deferred revenues before adjustment for amounts offset from contract assets	73,226	60,691	$ 57,595
Less - amounts offset from contract assets	(26,100)	(22,936)
Deferred revenues	$ 47,126	$ 37,755